UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03196

Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 12/31

Date of reporting period: 7/1/15-6/30/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03196
Reporting Period: 07/01/2015 - 06/30/2016
Cash Reserve Fund Inc.

=============================== A   Deutsche Government Series  ===============================

Deutsche Government Series, a series of Cash Reserve Fund, Inc., is a feeder fund in a master/ feeder structure. Accordingly, Deutsche Government Series holds only securities of its master fund, Government Cash Management Portfolio. Included in this filing is the proxy voting record for the Government Cash Management Portfolio.

******************************* FORM N-Px REPORT *******************************
ICA File Number: 811-06073
Reporting Period: 07/01/2015 - 06/30/2016
Government Cash Management Portfolio

================== A     Government Cash Management Portfolio ==================

NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC.

Ticker:       NPM            Security ID:  67063W847
Meeting Date: AUG 05, 2015   Meeting Type: Annual
Record Date:  JUN 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director William Adams, IV        For       For          Management
1a.2  Elect Director Jack B. Evans            For       For          Management
1a.3  Elect Director David J. Kundert         For       For          Management
1a.4  Elect Director John K. Nelson           For       For          Management
1a.5  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.6  Elect Director Judith M. Stockdale      For       For          Management
1a.7  Elect Director Carole E. Stone          For       For          Management
1a.8  Elect Director Virginia L. Stringer     For       For          Management
1a.9  Elect Director Terence J. Toth          For       For          Management
1a.10 Elect Director William C. Hunter        For       For          Management
1a.11 Elect Director William J. Schneider     For       For          Management

--------------------------------------------------------------------------------

NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.

Ticker:       NQS            Security ID:  670973700
Meeting Date: AUG 05, 2015   Meeting Type: Annual
Record Date:  JUN 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director William Adams, IV        For       For          Management
1a.2  Elect Director Jack B. Evans            For       For          Management
1a.3  Elect Director David J. Kundert         For       For          Management
1a.4  Elect Director John K. Nelson           For       For          Management
1a.5  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.6  Elect Director Judith M. Stockdale      For       For          Management
1a.7  Elect Director Carole E. Stone          For       For          Management
1a.8  Elect Director Virginia L. Stringer     For       For          Management
1a.9  Elect Director Terence J. Toth          For       For          Management
1a.10 Elect Director William C. Hunter        For       For          Management
1a.11 Elect Director William J. Schneider     For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Reserve Fund, Inc.

By (Signature and Title) /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date 8/15/16